Derivative financial instruments - Financing derivatives (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 1,153	£ 1,724
Derivative liabilities	(1,183)	(1,061)
Total	(30)	663
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1,052	1,545
Derivative liabilities	(1,084)	(945)
Total	(32)	600
Derivative notional amount	(17,236)	(23,099)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	539	678
Derivative liabilities	(384)	(457)
Total	155	221
Derivative notional amount	(6,299)	(8,390)
Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	470	687
Derivative liabilities	(443)	(207)
Total	27	480
Derivative notional amount	(6,700)	(6,925)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets	41	174
Derivative liabilities	(41)	(2)
Total	0	172
Derivative notional amount	(2,937)	(5,793)
Inflation-linked swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	5
Derivative liabilities	(214)	(278)
Total	(214)	(273)
Derivative notional amount	(500)	(1,191)
Equity options
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2	1
Derivative liabilities	(2)	(1)
Total	0	0
Derivative notional amount	(800)	(800)
Less than 1 year | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	56	375
Derivative liabilities	(282)	(325)
Total	(226)	50
Later than one year | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	996	1,170
Derivative liabilities	(802)	(620)
Total	194	550
In 1 to 2 years | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	19	83
Derivative liabilities	(193)	(88)
Total	(174)	(5)
In 2 to 3 years | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	416	25
Derivative liabilities	(1)	(27)
Total	415	(2)
In 3 to 4 years | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	11	418
Derivative liabilities	0	(5)
Total	11	413
In 4 to 5 years | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	20	12
Derivative liabilities	(14)	0
Total	6	12
More than 5 years | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	530	632
Derivative liabilities	(594)	(500)
Total	(64)	132
Capital Expenditure | Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Total	£ 32	£ 67